Employee benefits - Summary of employee benefit costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Cost of the current services	$ (44)	$ (28)	$ (60)
Cost of interest	(458)	(219)	(190)
Total	$ (502)	$ (247)	$ (250)